Revenue (Tables)	3 Months Ended
Mar. 31, 2026
Revenue [abstract]
Schedule of Revenue Recognized in Unaudited Condensed Consolidated Interim Statements of Profit or Loss

Revenue has been recognized in the unaudited condensed consolidated interim statements of profit or loss with the following amounts:

	Three Months Ended March 31,
(EUR’000)	2026	2025
Revenue
Commercial products	240,853	96,028
Services and clinical supply	5,110	3,524
Licenses	638	1,402
Total revenue	246,601	100,954
Specified per geographical area
United States (1)	209,076	73,633
Europe (2)	36,318	21,328
Rest of world (1)	1,207	5,993
Total revenue	246,601	100,954
(1)
Beginning with the year ended December 31, 2025, revenue related to the United States has been disclosed separately. Comparatives for the United States and Rest of world have been restated for comparative purposes.
For the three months ended March 31, 2026 and 2025, Denmark, the country of domicile, contributed €4.5 million and €2.4 million, respectively, of revenue.
Schedule of Revenue From Sale of Commercial Products

Revenue from sale of commercial products was as follows:

	Three Months Ended March 31,
(EUR’000)	2026	2025
Revenue from commercial products
YORVIPATH®	196,896	44,688
SKYTROFA®	43,957	51,340
Total revenue from commercial products	240,853	96,028